9 Related parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Trade accounts receivable	R$ 2,285,750	R$ 3,075,218
Inventories	7,625,084	8,486,577
Dividends and interest on capital	3,074	890
Total assets	68,129,037	58,807,533
Current liabilities
Trade payables	9,116,989	8,341,252
Payable notes	133,858	59,145
Other payables	930,638	623,007
Loan to non-controlling shareholders of Braskem Idesa	2,395,887	2,183,830
Sales of products	52,323,525	57,999,866	R$ 49,260,594
Purchases of raw materials, finished goods services and utilities	45,879,118	46,576,657	36,177,408
Financial income (expenses)	(4,756,751)	(4,675,482)	(3,942,349)
Other income	(2,038,508)	472,509	(854,880)
General and administrative expenses	2,224,180	1,793,185	1,434,272
Odebrecht and Subsidiaries and Associates [Member]
Current assets
Inventories		8,665
Total assets		8,665
Current liabilities
Trade payables	12,402	16,851
Payable notes	58
Other payables		2,841
Total liabilities	12,460	19,692
Sales of products			27,467
Purchases of raw materials, finished goods services and utilities	293,501	460,480	742,161
Financial income (expenses)	(96)		2,056
Other income	(34,873)	4,214
Acquisiton of subsidiary			610,000
Petrobras and Subsidiaries [Member]
Current assets
Trade accounts receivable	4,257	20,119
Inventories	17,242	30,193
Total assets	21,499	50,312
Current liabilities
Trade payables	133,759	160,324
Other payables	1,420	484
Total liabilities	135,179	160,808
Sales of products	665,417	1,225,443	1,810,789
Purchases of raw materials, finished goods services and utilities	12,584,453	15,540,144	12,795,819
Financial income (expenses)	(5)	(49)	(39,433)
Other Related Parties [Member]
Current assets
Trade accounts receivable	4,557	2,687
Dividends and interest on capital	3,074	890
Total assets	7,631	3,577
Current liabilities
Trade payables	9,819
Other payables	136
Loan to non-controlling shareholders of Braskem Idesa	2,395,887	2,183,830
Total liabilities	2,405,842	2,183,830
Sales of products	588,785	736,192	629,302
Purchases of raw materials, finished goods services and utilities	10,738	3,800	5,664
Financial income (expenses)	(10,967)	(106,516)
Post-employment benefits plan ("EPE") Odebrecht Previdencia Privada ("Odeprev")		48,514	36,725
Acquisiton of subsidiary	49,867
Associates Companies, Jointly-Controlled Investment and Related Companies [Member]
Current assets
Trade accounts receivable	8,814	22,806
Inventories	17,242	38,858
Dividends and interest on capital	3,074	890
Total assets	29,130	62,554
Current liabilities
Trade payables	155,980	177,175
Payable notes	58
Other payables	1,556	3,325
Loan to non-controlling shareholders of Braskem Idesa	2,395,887
Total liabilities	2,553,481
Sales of products	1,254,202	1,961,635	2,467,558
Purchases of raw materials, finished goods services and utilities	12,888,692	16,004,424	13,543,644
Financial income (expenses)	(11,068)	(106,565)	(37,377)
Other income	(34,873)	4,214
Post-employment benefits plan ("EPE") Odebrecht Previdencia Privada ("Odeprev")		R$ 48,514	36,725
Acquisiton of subsidiary	R$ 49,867		R$ 610,000